Total Capital and Net Income Per Unit Total Capital and Net Income Per Unit (Tables)	9 Months Ended
Sep. 30, 2020
Equity [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

	Three Months Ended September 30,
	2020	2019
	$	$
Limited partners' interest in net income for basic net income per common unit	33,255	40,122
Weighted average number of common units	86,951,234	78,012,514
Dilutive effect of unit-based compensation	89,812	94,256
Weighted average number of common units and common unit equivalents	87,041,046	78,106,770
Limited partner's interest in net income per common unit:
Basic	0.38	0.51
Diluted	0.38	0.51

	Nine Months Ended September 30,
	2020	2019
	$	$
Limited partners' interest in net income for basic net income per common unit	32,421	64,820
Weighted average number of common units	82,010,753	78,402,239
Dilutive effect of unit-based compensation	99,073	86,092
Weighted average number of common units and common unit equivalents	82,109,826	78,488,331
Limited partner's interest in net income per common unit:
Basic	0.40	0.83
Diluted	0.39	0.83